Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Provisions.
Summary of provisions

	At March 31,
	2022	2021	2020
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	98.8	53.2	75.4
Provision for pension obligation (b)	4.5	4.5	4.5
	103.3	57.7	79.9

	At March 31,
	2022	2021	2020
(a) Provision for aircraft maintenance on leased aircraft	€M	€M	€M
At beginning of year	53.2	75.4	130.7
Increase in provision during the year	55.6	37.3	23.2
Utilization of provision upon the hand-back of aircraft	(10.0)	(59.5)	(78.5)
At end of year	98.8	53.2	75.4

During fiscal year 2022, the Company returned 3 Boeing 737 (2021: 11) aircraft held under lease to the lessors.

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2022, 2021 and 2020 are as follows:

	Carrying
	Value	2023	2024	2025	2026	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2022
Provision for leased aircraft maintenance	98.8	9.2	23.3	56.7	9.6	—

	Carrying
	Value	2022	2023	2024	2025	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2021
Provision for leased aircraft maintenance	53.2	10.3	4.1	11.5	24.3	3.0

	Carrying
	Value	2021	2022	2023	2024	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2020
Provision for leased aircraft maintenance	75.4	43.3	12.1	3.2	5.9	10.9

	At March 31,
	2022	2021	2020
(b) Provision for pension obligation	€M	€M	€M
At beginning of year	4.5	4.5	4.9
Movement during the year	—	—	(0.4)
At end of year	4.5	4.5	4.5